Intangible Assets, Net	12 Months Ended
Mar. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
6 - Intangible Assets, Net
Information related to intangible assets is as follows:

	As of March 31,
	Gross Carrying Amount		Accumulated Amortization		Net Carrying Value		Weighted Average Remaining Life
(in millions except for years)	2025	2024	2025	2024	2025	2024	2025	2024
Patents & licenses	$146	$179	$117	$144	$29	$35	5.0	5.6
Developed technology	139	157	139	156	—	1	—	0.1
Customer relationships	—	2	—	2	—	—	—	—
Computer software	356	329	234	214	122	115	2.1	2.8
Intangible assets subject to amortization	641	667	490	516	151	151
Intangible assets under development	—	1	—	—	—	1	—	—
Total intangible assets	$641	$668	$490	$516	$151	$152
Information regarding amortization expense for intangible assets is as follows:

	Fiscal Years Ended March 31,
(in millions)	2025	2024	2023
Cost of sales	$2	$6	$4
Research and development	64	57	53
Selling, general and administrative	21	23	36
Total amortization expense	$87	$86	$93
The Company capitalized $16.8 million, $0.0 million and $35.1 million, and amortized $21.2 million, $14.5 million, and $22.5 million in development costs associated with internal use software in the fiscal years ended March 31, 2025, 2024, and 2023, respectively. There was no impairment of intangible assets for the fiscal years ended March 31, 2025, 2024 and 2023. The balance of capitalized costs related to internal use software, net of accumulated amortization was $28.0 million and $32.3 million, as of March 31, 2025 and 2024, respectively.
Estimated future amortization of intangible assets subject to amortization is as follows:

(in millions)	As of March 31, 2025
2026	$65
2027	58
2028	16
2029	5
2030 and thereafter	7
Total future amortization expense	$151